Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessels and Equipment
Book value of assets pledged as security		$ 1,493,000	$ 1,631,000
Vessels & equipment - Activity
Vessels and equipment, beginning balance		2,388,615	2,265,712
Additions		2,794	120,946
Drydock costs		19,375	19,747
Disposals		(12,350)	(17,790)
Vessels and equipment, ending balance		2,398,434	2,388,615	$ 2,265,712
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance		(727,814)	(638,185)
Accumulated depreciation, disposals		12,350	17,790
Accumulated depreciation for the year		(110,902)	(107,419)	(99,559)
Accumulated depreciation, ending balance		(826,366)	(727,814)	(638,185)
Accumulated Impairment - Activity
Accumulated write down, beginning balance		(29,421)	(29,421)
Depreciation and impairment for the period		(49,649)		(29,421)
Accumulated write down, ending balance		(79,070)	(29,421)	(29,421)
Net Vessels - Activity
Net Vessels, beginning balance		1,631,380	1,598,106
Additions		2,794	120,946
Drydock costs		19,375	19,747
Depreciation and impairment for the period		(160,551)	(107,419)
Net Vessels, ending balance		$ 1,492,998	$ 1,631,380	$ 1,598,106
Synnve Knutsen | Acquisitions from KNOT
Net Vessels - Activity
Percentage of interest acquired	100.00%